Commitments and Contingencies Future Minimum Rental Payments under Capital Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Capital Leased Assets [Line Items]
2019	$ 12,067
2020	10,290
2021	6,957
2022	4,269
2023	2,096
Thereafter	813
Total	36,492
Less amount representing interest (at rates ranging from 2.15% to 4.78%)	4,365
Present value of net minimum capital lease payments	32,127
Less current installments of obligations under capital leases	12,236	$ 9,777
Obligations under capital leases, excluding current installments	$ 19,891
Capital lease obligations | Minimum [Member]
Capital Leased Assets [Line Items]
Capital leases of lessee, basis spread on variable rate	2.15%
Capital lease obligations | Maximum [Member]
Capital Leased Assets [Line Items]
Capital leases of lessee, basis spread on variable rate	4.78%